IMPORTANT NOTICE
November 26, 2008
The RBB Fund, Inc.
Bellevue Park Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809
Re: The Special Meeting of Shareholders of the Robeco Boston Partners Large Cap Value Fund
Dear Valued Shareholder:
Our records indicate that we have not yet received your important proxy vote for the Special Meeting of Shareholders of the Robeco Boston Partners Large Cap Value Fund (“Robeco Fund”), scheduled to be held on December 17th at 11:00 a.m. Eastern Time. In late October, you should have received proxy materials seeking your vote for the Special Meeting of Shareholders on a proposal to approve an Agreement and Plan of Reorganization (“Reorganization”) between your Robeco Fund and John Hancock Disciplined Value Fund (“John Hancock Fund”).
     We ask that you please help us by taking a moment now to VOTE. Please note that the Reorganization being voted on could beneficially affect your investment in that: (1) you will become a shareholder in a newly created John Hancock Fund that will benefit from the experience of John Hancock in the distribution of mutual funds through a broader range of channels than currently available to your Robeco Fund, with a greater potential to increase asset size and achieve important long-term economies of scale; (2) assuming the new John Hancock Fund realizes its potential for growth, certain administrative costs will be spread across the John Hancock Fund’s larger asset base, which can increase its overall efficiency; and (3) as a shareholder of the John Hancock Fund, you will have access to the additional investment options and shareholder services offered by the John Hancock family of funds, while pursuing the same investment goals with Robeco Investment Management, Inc. as the subadviser of the John Hancock Fund. It is important that we receive enough votes by December 17th to complete the business of this meeting without incurring additional delay and cost.
     PLEASE take a moment and VOTE TODAY. If you need another copy of the proxy statement, have any proxy-related questions, or wish to vote your proxy by phone, please call 1-800-622-1291 for assistance.
We have set up the following voting methods so that you will find one to be convenient and vote your shares today.
1.	Vote by Telephone. You may cast your vote by calling our toll-free proxy hotline at 1-800-622-1291. Representatives are available to record your vote Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

2.	Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided. If convenient for you, please utilize the voting option above so that your vote will be received no later than December 17th.
Thank you for your assistance with this important matter. If you have voted since this letter was mailed, we thank you for casting your vote. Otherwise, please take a moment now to vote.
Sincerely,
Edward J. Roach
President and Treasurer
The RBB Fund, Inc.

IMPORTANT NOTICE
November 26, 2008
The RBB Fund, Inc.
Bellevue Park Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809
Re: The Special Meeting of Shareholders of the Robeco Boston Partners Large Cap Value Fund
Dear Valued Shareholder:
Our records indicate that we have not yet received your important proxy vote for the Special Meeting of Shareholders of the Robeco Boston Partners Large Cap Value Fund (“Robeco Fund”), scheduled to be held on December 17th at 11:00 a.m. Eastern Time. In late October, you should have received proxy materials seeking your vote for the Special Meeting of Shareholders on a proposal to approve an Agreement and Plan of Reorganization (“Reorganization”) between your Robeco Fund and John Hancock Disciplined Value Fund (“John Hancock Fund”).
     We ask that you please help us by taking a moment now to VOTE. Please note that the Reorganization being voted on could beneficially affect your investment in that: (1) you will become a shareholder in a newly created John Hancock Fund that will benefit from the experience of John Hancock in the distribution of mutual funds through a broader range of channels than currently available to your Robeco Fund, with a greater potential to increase asset size and achieve important long-term economies of scale; (2) assuming the new John Hancock Fund realizes its potential for growth, certain administrative costs will be spread across the John Hancock Fund’s larger asset base, which can increase its overall efficiency; and (3) as a shareholder of the John Hancock Fund, you will have access to the additional investment options and shareholder services offered by the John Hancock family of funds, while pursuing the same investment goals with Robeco Investment Management, Inc. as the subadviser of the John Hancock Fund. It is important that we receive enough votes by December 17th to complete the business of this meeting without incurring additional delay and cost.
     PLEASE take a moment and VOTE TODAY. If you need another copy of the proxy statement, have any proxy-related questions, or wish to vote your proxy by phone, please call 1-800-622-1291 for assistance.
We have set up the following voting methods so that you will find one to be convenient and vote your shares today.
1.	Vote by Telephone. You may cast your vote by calling our toll-free proxy hotline at 1-800-622-1291. Representatives are available to record your vote Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

2.	Vote by Touch-tone Phone. You may cast your vote by telephone by calling the toll-free number found on the enclosed proxy ballot(s).

3.	Vote Through the Internet. You may cast your vote using the Internet by logging into the Internet address located on the enclosed proxy ballot(s) and following the instructions on the website.

4.	Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided. If convenient for you, please utilize one of the voting options above so that your vote will be received no later than December 17th.
Thank you for your assistance with this important matter. If you have voted since this letter was mailed, we thank you for casting your vote. Otherwise, please take a moment now to vote.
Sincerely,
Edward J. Roach
President and Treasurer
The RBB Fund, Inc.

IMPORTANT NOTICE
November 26, 2008
The RBB Fund, Inc.
Bellevue Park Corporate Center, 301 Bellevue Parkway, Wilmington, Delaware 19809
Re: The Special Meeting of Shareholders of the Robeco Boston Partners Large Cap Value Fund
Dear Valued Shareholder:
     Our records indicate that we have not yet received your important proxy vote for the Special Meeting of Shareholders of the Robeco Boston Partners Large Cap Value Fund (“Robeco Fund”), scheduled to be held on December 17th at 11:00 a.m. Eastern Time. In late October, you should have received proxy materials seeking your vote for the Special Meeting of Shareholders on a proposal to approve an Agreement and Plan of Reorganization (“Reorganization”) between your Robeco Fund and John Hancock Disciplined Value Fund (“John Hancock Fund”).
     We ask that you please help us by taking a moment now to VOTE. Please note that the Reorganization being voted on could beneficially affect your investment in that: (1) you will become a shareholder in a newly created John Hancock Fund that will benefit from the experience of John Hancock in the distribution of mutual funds through a broader range of channels than currently available to your Robeco Fund, with a greater potential to increase asset size and achieve important long-term economies of scale; (2) assuming the new John Hancock Fund realizes its potential for growth, certain administrative costs will be spread across the John Hancock Fund’s larger asset base, which can increase its overall efficiency; and (3) as a shareholder of the John Hancock Fund, you will have access to the additional investment options and shareholder services offered by the John Hancock family of funds, while pursuing the same investment goals with Robeco Investment Management, Inc. as the subadviser of the John Hancock Fund. It is important that we receive enough votes by December 17th to complete the business of this meeting without incurring additional delay and cost.
     PLEASE take a moment and VOTE TODAY. If you need another copy of the proxy statement, or have any proxy-related questions, please call 1-800-622-1291 for assistance.
We have set up the following voting methods so that you will find one to be convenient and vote your shares today.
1.	Vote by Touch-tone Phone. You may cast your vote by telephone by calling the toll-free number found on the enclosed proxy ballot(s).

2.	Vote Through the Internet. You may cast your vote using the Internet by logging into the Internet address located on the enclosed proxy ballot(s) and following the instructions on the website.

3.	Vote by Mail. You may cast your vote by signing, dating and mailing the enclosed proxy ballot in the postage-prepaid return envelope provided. If convenient for you, please utilize one of the voting options above so that your vote will be received no later than December 17th.
Thank you for your assistance with this important matter. If you have voted since this letter was mailed, we thank you for casting your vote. Otherwise, please take a moment now to vote.
Sincerely,
Edward J. Roach
President and Treasurer
The RBB Fund, Inc.

SUBJECT:
PLEASE READ: Important information regarding Robeco Boston Partners’s Large Cap Value Mutual Fund.
Good morning:
We are writing to inform you of important information regarding Robeco Boston Partners’ Large Cap Value Mutual Fund (the Fund). On December 19, 2008, subject to shareholder approval, the Fund will be adopted by John Hancock. With the adoption of the Fund, the name of the fund will change to the John Hancock Disciplined Value Fund.
We are partnering with John Hancock because they are an experienced distribution partner that will benefit the fund and its shareholders. Specifically the fund adoption should: create economies of scale, lower operating expenses, and diversify the Fund’s client base. The Fund will be a part of the John Hancock Funds III series of mutual funds and will be a new large cap value option for this series of funds.
Importantly, Robeco Boston Partners will continue to be the investment manager of the Fund employing the same people, investment philosophy and process since its inception in 1997. Additionally, there will be no change to the expense ratio charged to existing shareholders. Robeco Boston Partners will also continue to service existing shareholders as we have in the past. Similarly, if you choose the Fund as an option for future client needs those clients will be serviced the same as other institutional clients of Robeco Boston Partners.
Over the course of December we will be updating consultant databases to reflect the information above. If you should have any questions regarding this announcement, please feel free to call me directly at any time.
Lastly, no other Robeco Investment Management mutual funds are affected as a result of this partnership.
Thank you for your continued interest in Robeco Investment Management.
Best regards,
Kathleen